Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities (Details) - NewCo € in Thousands, $ in Thousands	3 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Aug. 24, 2022 USD ($)	Aug. 24, 2022 EUR (€)
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)					75.00%	75.00%
Goodwill initially recorded					$ 703,070	€ 707,742
Goodwill
Disclosure of detailed information about business combination
Measurement period adjustments	$ (639)	€ (643)	$ (43,519)	€ (43,809)
Cricket Health, Inc
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)					17.00%	17.00%
InterWell Health LLC
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)					8.00%	8.00%